Variable Interest Entities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Variable Interest Entities [Abstract]
Schedule of Summarizes the Assets and Liabilities	The following table summarizes the assets and liabilities related to the Company’s consolidated VIEs:
	September 30, 2024	March 31, 2024
Assets
Cash and Cash equivalents	$5,285	$11,888
Accounts receivable	$-	$7,341
Other current assets	$409	$3,868
Prepaid expenses	$-	$4,282
Property and equipment, net	$-	$41,849
Intangible assets, net	$-	$3,012
Long term Investments	$4,154	$4,112
Receivable from government authorities - non-current	$4,083	$18,126

Liabilities
Accounts payable	$398,220	$374,692
Contract Liabilities	$-	$3,755
Current portion of pension and other employee obligations	$84	$986
Other current liabilities	$148,403	$148,950
Pension and other employee obligations, less current portion	-	1,189
The following table summarizes the assets and liabilities related to the Company’s consolidated VIEs:
	March 31, 2024	March 31, 2023
Assets
Cash and Cash equivalents	$11,888	$50,498
Accounts receivable	7,341	100,691
Other current assets	3,868	14,279
Prepaid expenses	4,282	4,148
Property and equipment, net	41,849	147,579
Intangible assets, net	3,012	11,900
Long term Investments	4,112	4,347
Receivable from government authorities - non current	18,126	51,838

Liabilities
Accounts payable	$374,692	$417,884
Contract Liabilities	3,755	11,912
Current portion of pension and other employee obligations	986	-
Other current liabilities	148,950	370,831
Pension and other employee obligations, less current portion	1,189	-

Schedule of Total Investment
Total investment in the VIEs is as follows:
Name of the VIE entity	Place of incorporation	Nature of investment	Investor entity
Zoomcar Egypt Car Rental LLC***	Egypt	Debt	Zoomcar Netherlands Holding B.V
Zoomcar Egypt Car Rental LLC***	Egypt	Debt	Zoomcar Inc.
Fleet Mobility Philippines Corporation*	Philippines	Debt	Zoomcar Inc.
Zoomcar Vietnam Mobility LLC**	Vietnam	Debt	Fleet Holding Pte Ltd
Zoomcar Vietnam Mobility LLC**	Vietnam	Debt	Zoomcar Inc.
Zoomcar Vietnam Mobility LLC**	Vietnam	Equity	Fleet Holding Pte Ltd
*	In May 2022, Company had initiated the process of winding-up for Fleet Mobility Philippines Corporation. The assets consolidated for the VIE are not material.
**	In August 2023, Zoomcar Vietnam Mobility LLC has filed for bankruptcy with the local authorities. In accordance with ASC 810-10-15-10, the Company consolidates the VIE as the bankruptcy application is pending with the authorities in Vietnam and unless the application is admitted, the Company holds a variable interest and still is the primary beneficiary. The assets/liabilities consolidated for the VIE are not material.
***	On June 3, 2024, Zoomcar Egypt Car Rental LLC has closed down its operations due to decrease in operations and rising economic difficulties. The assets consolidated for the VIE are not material.
Total investment in the VIEs is as follows:
Name of the VIE entity	Place of incorporation	Nature of investment	Investor entity

Zoomcar Egypt Car Rental LLC	Egypt	Debt	Zoomcar Netherlands Holding B.V
Zoomcar Egypt Car Rental LLC	Egypt	Debt	Zoomcar Inc.
Fleet Mobility Philippines Corporation *	Philippines	Debt	Zoomcar Inc.
Zoomcar Vietnam Mobility LLC**	Vietnam	Debt	Fleet Holding Pte Ltd
Zoomcar Vietnam Mobility LLC**	Vietnam	Debt	Zoomcar Inc.
Zoomcar Vietnam Mobility LLC**	Vietnam	Equity	Fleet Holding Pte Ltd
*	In May 2022, Company had initiated the process of winding-up for Fleet Mobility Philippines Corporation. The assets consolidated for the VIE are not material.
**	In August 2023, Zoomcar Vietnam Mobility LLC has filed for bankruptcy with the local authorities. In accordance with ASC 810-10-15-10, the Company consolidate the VIE as the bankruptcy application is pending with the authorities in Vietnam and unless the application is admitted, the Company holds a variable interest and still is the primary beneficiary. The assets/liabilities consolidated for the VIE are not material.